Contract assets and liabilities (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Contract assets | $	$ 66		$ 217
Contract liabilities: deferred revenue | $	(650)		(625)
Net contract (liabilities) / assets | $	$ (584)		$ (408)
ZHEJIANG TIANLAN
Contract assets | ¥		¥ 72,880		¥ 76,992
Contract liabilities: deferred revenue | ¥		(43,452)		(34,503)
Net contract (liabilities) / assets | ¥		¥ 29,428		¥ 42,489